GOLDMAN SACHS TRUST

Goldman Sachs Total Emerging Markets Income Fund

(the “Fund”)

Supplement dated July 30, 2018 to the

Prospectus and Statement of Additional Information (“SAI”), each dated July 30, 2018

The Board of Trustees of the Goldman Sachs Trust approved a change to the Fund’s fiscal year end. Effective October 1, 2018, the Fund’s fiscal year end will be changed from March 31 to October 31.

This Supplement should be retained with your Prospectus and SAI for future reference.

TTEMINCFYECHG 07-18